Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025
Schedule of Maturity of Operating Lease Liabilities [Abstract]
2027	$ 1,605,030
2028	2,338,523
2029	1,656,150
2030	1,353,880
2031	795,077
After 2031	216,839
Total lease payments	7,965,499
Less: imputed interest	(479,254)
Total lease liabilities	$ 7,486,245	$ 6,950,415